Revenues - geographical distribution of revenues from external customers (Details) - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2023	May 31, 2022	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 1,300,100	$ 2,014,769	$ 3,531,055	$ 3,975,140	$ 7,350,946	$ 3,513,788	$ 2,417,173
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	184,199	229,972	184,199	370,448	557,639	571,216	827,057
USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1,018,301	1,784,797	3,249,256	3,604,692	6,086,527	2,692,599	1,407,063
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	97,600		97,600		706,780	249,973	$ 183,053
Sale of electric boats
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	421,840	646,232	947,937	930,126	2,557,085	2,150,764
Sale of electric boats | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	184,199	229,972	184,199	370,448	557,639	571,216
Sale of electric boats | USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	140,041	416,260	666,138	559,678	1,292,666	1,329,575
Sale of electric boats | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	97,600		97,600		706,780	249,973
Rental of electric boats
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	878,260	1,368,537	2,583,118	3,045,014	4,793,861	1,363,024
Rental of electric boats | USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 878,260	$ 1,368,537	$ 2,583,118	$ 3,045,014	$ 4,793,861	$ 1,363,024